VESSEL DISPOSITIONS - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	1 Months Ended	9 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Long Lived Assets Held-for-sale [Line Items]
Total proceeds		$ 34,889,810
Repayment of debt		24,702,000
Loss on sale of vessels		$ 19,970,075
Alpine Minute [Member]
Long Lived Assets Held-for-sale [Line Items]
Selling price as per agreement	$ 17,800,000
Broker commission	1.00%
Alpine Magic [Member]
Long Lived Assets Held-for-sale [Line Items]
Selling price as per agreement	$ 17,000,000
Broker commission	1.00%